Disposition of Assets (Tables)	9 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

On August 15, 2012, we announced that we had entered into an asset purchase agreement with Getinge. The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our TSS product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction. The historical results of operations of the disposal group, excluding the allocation of general corporate overhead, are reported as discontinued operations in the condensed consolidated statements of operations.

The Company plans to use the net proceeds from the sale to reinvest in its core business and look for growth opportunities.  If the Company has not reinvested all of the proceeds within one year, it must use the remaining amount to repay its long-term debt obligations.

The operating results of the TSS product portfolio included in discontinued operations for the three and nine month periods ended September 30, 2012 and 2011 are as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor

Revenue	$52,673	$61,817	$168,107	$194,967
Earnings (loss) before income taxes	$3,305	$8,130	$(5,984)	$33,893
Income tax expense (benefit)	$1,273	$1,203	$(2,304)	$7,006
Earnings (loss) from discontinued operations	$2,032	$6,927	$(3,680)	$26,887

The major components of assets and liabilities related to the disposition of the TSS product portfolio as of September 30, 2012 were as follows (in thousands):

September 30, 2012

Current assets	$33,335
Property and equipment	58,675
Other assets	16,678
Total assets	$108,688

Current liabilities	$9,812
Deferred income taxes, noncurrent	8,527
Total liabilities	$18,339